Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2012
Global Growth and Income Fund (Prospectus Summary) | Global Growth and Income Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GLOBAL GROWTH AND INCOME FUND SM
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide you with long-term growth of capital while providing current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and
		expenses were reflected, expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in
Class 4 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year, and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected,
		expenses shown would be higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks of well-established companies around the world, many of which the investment adviser believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging and developing countries. The fund expects to be invested in numerous countries.
Although the fund focuses on investments in medium to larger capitalization companies, the fund's investments are not limited to a particular capitalization size.

The fund is designed for investors seeking both capital appreciation and income.
In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively
		attractive investment opportunities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

MARKET CONDITIONS --The prices of, and income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

INVESTING OUTSIDE THE UNITED STATES -- Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

INVESTING IN EMERGING AND DEVELOPING COUNTRIES -- Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries.
For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies or markets. Additionally, because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

INVESTING IN INCOME-ORIENTED STOCKS -- Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

INVESTING IN GROWTH-ORIENTED STOCKS -- Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government
		agency, entity or person.
Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The fund has selected the MSCI All Country
World Index to replace the MSCI World Index as its broad-based securities market index. The fund's investment adviser believes that the MSCI All Country
World Index better reflects the market sectors and securities in which the fund primarily invests than the MSCI World Index. The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would
		have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Global Funds Index includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns.	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different
		broad measures of market performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The fund's highest/lowest quarterly results during this time period were: HIGHEST 19.28% (quarter ended September 30, 2009) LOWEST -20.47% (quarter ended December 31, 2008)
Caption	rr_AverageAnnualReturnCaption	For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
Global Growth and Income Fund (Prospectus Summary) | Global Growth and Income Fund | MSCI All Country World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.86%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.41%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Global Growth and Income Fund (Prospectus Summary) | Global Growth and Income Fund | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.02%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(1.82%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Global Growth and Income Fund (Prospectus Summary) | Global Growth and Income Fund | Lipper Global Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Funds Index (reflects no deduction for sales charges, account fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.96%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(2.19%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006
Global Growth and Income Fund (Prospectus Summary) | Global Growth and Income Fund | Class 4
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%
Distribution fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,352
Annual Return 2007	rr_AnnualReturn2007	12.48%
Annual Return 2008	rr_AnnualReturn2008	(41.36%)
Annual Return 2009	rr_AnnualReturn2009	39.42%
Annual Return 2010	rr_AnnualReturn2010	11.46%
Annual Return 2011	rr_AnnualReturn2011	(5.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.47%)
Label	rr_AverageAnnualReturnLabel	GLOBAL GROWTH AND INCOME FUND
1 Year	rr_AverageAnnualReturnYear01	(5.15%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.56%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2006

[1]	Lifetime results are from May 1, 2006, the date the fund began investment operations. Class 4 shares are expected to begin operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plans of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.